CAPITAL AND RESERVES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF AUTHORIZED ISSUE UNLIMITED NUMBER OF PAR VALUE SHARES

The Company is authorized to issue an unlimited number of nil par value shares of a single class

	Shares	Share capital
Issued ordinary shares of US$0.00 each	Number	$
At March 31, 2024	33,336,316	143,112,687
Expenses settled in shares	714,653	801,345
Bonus settled in shares	250,000	347,500
Issue of share for fundraising, net	1,219,846	1,705,742
Shares in lieu interest	500,000	750,000
At March 31, 2025	36,020,815	146,717,274
Expenses settled in shares	292,018	321,729
Convertible loan note and interest settled in shares	1,887,306	1,496,236
Issue of Shares for fundraising, net	14,279,388	25,023,336
At March 31, 2026	52,479,527	173,558,575